Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 932	$ 54
Inventory	278,564	321,791
Prepaid expenses and other current assets	2,932	4,859
Total current assets	282,428	326,704
Property and equipment, net	270,189	356,656
Intangibles, net	133,517	106,687
Total assets	686,134	790,047
Accounts payable and accrued liabilities	1,867,192	1,122,371
Payable to Yeso-med	3,247,095
Accounts payable and accrued liabilities, related parties	132,407	73,957
Unearned revenue	73,495
Payable for indemnification	1,376,084	1,347,806
Convertible notes, net of discounts of $247,661 and $187,039, respectively	494,708	184,289
Convertible notes, related parties, net of discounts of $0 and $42,534, respectively	75,000	32,466
Derivative liability, note conversion feature	658,453	364,802
Total liabilities	7,924,434	4,406,551
Commitments and contingencies
Stockholders' deficit:
Series 2006 Preferred stock, $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,000
Common stock, $0.001 par value; 250,000,000 shares authorized; 107,039,034 and 72,784,907 shares issued and outstanding, respectively	107,039	72,785
Additional paid-in-capital	37,087,921	34,319,432
Subscriptions receivable	(71,000)	(71,000)
Deficit accumulated during the development stage	(44,363,260)	(37,938,721)
Total stockholders' deficit	(7,238,300)	(3,616,504)
Total liabilities and stockholders' deficit	686,134	790,047
Yeso Med [Member]
Current Assets:
Payable to Yeso-med	$ 3,247,095	$ 1,280,860